Contingent Liabilities and Commitments (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2017	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Accrued payments			$ 250
Cipher [Member]
Statement Line Items [Line Items]
Royalty payments, percentage		16.50%
CKD [Member]
Statement Line Items [Line Items]
Upfront payments	$ 500			$ 500
Upfront payments, additional				$ 2,500
Royalty payments, percentage				23.00%
Top of range [Member]
Statement Line Items [Line Items]
Percentage of net sales			3.00%
Bottom of range [Member]
Statement Line Items [Line Items]
Percentage of net sales			2.00%
Euro [Member]
Statement Line Items [Line Items]
Concession commission			$ 25
Annual royalties			10
Total royalties			$ 850
Patent agreement, description			The patent under the agreement, as follows: (i) € 50 thousand upon initiation of Phase I studies; (ii) € 100 thousand upon initiation of Phase II studies; (iii) € 200 thousand upon initiation of Phase III studies; and (iv) € 500 thousand upon marketing approval by any regulatory authority.
Royalty payments, percentage			10.00%
NIS [Member]
Statement Line Items [Line Items]
Accrued payments			$ 867
Lease expenses			222	$ 195
Payment of award expenses			50
Personal damages			73
Damages claims			$ 125,000
NIS [Member] | Cipher [Member]
Statement Line Items [Line Items]
Upfront payments		$ 5,141
NIS [Member] | CKD [Member]
Statement Line Items [Line Items]
Upfront payments				$ 1,901
CAD [Member] | Cipher [Member]
Statement Line Items [Line Items]
Upfront payments		1,650
Upfront payments, additional		$ 2,000